Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Funded Status and Components of Postretirement Benefit Costs

The following tables set forth the funded status and components of postretirement benefit costs at December 31 measurement dates (in thousands):

	2011	2010	2009
Accumulated postretirement benefit obligation beginning of year	$1,668	$1,670	$1,559
Service cost	6	5	4
Interest cost	80	88	93
Actuarial loss	47	12	111
Benefits paid	(104)	(108)	(97)

Accumulated postretirement benefit obligation end of year	1,697	1,667	1,670

Plan assets at fair value	—	—	—
Unrecognized transition obligation	—	—	—
Unrecognized prior service cost	—	—	—
Unrecognized loss	—	—	—

Accrued liability (included in accrued expenses and other liabilities)	$1,697	$1,667	$1,670

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) (in thousands):

	December 31,
	2011	2010
Net loss	$288	$266
Transition obligation	67	84
Prior service cost	106	121

Loss recognized in accumulated other comprehensive income (loss)	$461	$471

Components of Net Periodic Postretirement Benefit Cost

The following table sets forth the components of net periodic postretirement benefit costs for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	December 31,
	2011	2010	2009
Service cost	$6	$5	$4
Interest cost	80	88	93
Amortization of transition obligation	17	17	17
Amortization of prior service costs	15	15	15
Amortization of unrecognized loss	25	26	17

Net postretirement benefit cost included in compensation and employee benefits	$143	$151	$146

Company's Discount Rate and Rate of Compensation Increase Used in Accounting for the Plan

The Company’s discount rate and rate of compensation increase used in accounting for the plan are as follows:

	2011	2010	2009
Assumptions used to determine benefit obligation at period end:
Discount rate	4.00%	5.00%	5.50%
Rate of increase in compensation	4.00	4.00	4.25
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.00	5.50	6.25
Rate of increase in compensation	4.00	4.25	4.25

Summary of Percentage Point Change in Assumed Heath Care Cost Trends

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage		One Percentage
	Point Increase		Point Decrease
	2011	2010	2011	2010
Effect on benefits earned and interest cost	$7	$7	$(5)	$(6)
Effect on accumulated postretirement benefit obligation	134	129	(119)	(115)

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage			One Percentage
	Point Increase			Point Decrease
	2011	2010	2009	2011	2010	2009
Aggregate of service and interest components of net periodic cost (benefit)	$7	$7	$8	$(5)	$(6)	$(6)